Subsequent Events (Details)		1 Months Ended
	Jul. 04, 2022	Jul. 18, 2022
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent event description	the Company granted 55,222 options to purchase an aggregate of 55,222 ordinary shares to a consultant of the company, at an exercise price of NIS 6.208 (approximately $1.76) per share. The options will vest as follows: 8 equal quarterly installments over a period of two years from October 4, 2022. The options are exercisable for 10 years from the date of grant	the Company issued 21,000 restricted ordinary shares to a consultant of the Company. The shares shall be restricted from any offer, sale, contract for sale, encumbrance, grant any options for the sale of or otherwise disposed for a period of 12 months from July 1, 2022.